STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		89 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (14,387,782)	$ (7,909,113)	$ (49,900,782)
Adjustment to reconcile net loss to net cash used in operating activities
Depreciation and amortization	13,836	11,677	114,980
Stock-based compensation	722,811	822,452	3,671,215
Change in fair value of derivative liability	(2,806,750)	284,692	(2,441,699)
Write-off of intangible assets	0	0	85,125
Warrants issued for services	0	0	480,400
Warrants issued in connection with note conversion	0	0	348,000
Note discount arising from beneficial conversion feature	0	0	475,391
Deferred rent	5,360	(7,397)	12,711
Loss on disposal of assets	0	2,677	5,357
Noncash interest expense	6,255,996	0	6,567,514
Changes in operating assets and liabilities
Prepaid expenses and other current assets	93,432	(49,448)	(203,516)
Restricted cash	0	44,018	0
Security deposit	0	(10,455)	(10,455)
Accounts payable	869,993	128,799	1,553,154
Accrued expenses	(130,170)	(166,926)	1,057,871
Due to related party	(56,488)	15,458	28,268
Net cash used in operating activities	(9,419,762)	(6,833,566)	(38,156,466)
Cash flows from investing activities
Purchase of property and equipment	0	(23,014)	(100,174)
Cash paid for intangible assets	0	0	(85,125)
Proceeds from related party advance	0	0	525,000
Repayment of related party advance	0	0	(525,000)
Net cash used in investing activities	0	(23,014)	(185,299)
Cash flows from financing activities
Proceeds from issuance of common stock to founders	0	0	5,000
Proceeds from issuance of preferred stock in private placement, net	0	0	13,974,230
Proceeds from issuance of common stock in private placement, net	0	0	17,690,037
Deferred financing fees paid	(1,172,345)	0	(1,217,345)
Proceeds from issuance of notes payable	0	0	1,000,000
Repayment of notes payable	0	0	(1,000,000)
Proceeds from issuance of convertible notes payable	0	0	3,967,000
Proceeds from issuance of convertible debentures payable	14,857,200	0	14,857,200
Proceeds from exercise of stock options	0	6,480	9,080
Net cash provided by financing activities	13,684,855	6,480	49,285,202
Net increase (decrease) in cash and cash equivalents	4,265,093	(6,850,100)	10,943,437
Cash and cash equivalents at beginning of period	6,678,344	13,528,444	0
Cash and cash equivalents at end of period	10,943,437	6,678,344	10,943,437
Supplemental schedule of cash flows information:
Cash paid for interest	105,034	0	185,034
Supplemental schedule of non-cash investing and financing activities:
Conversion of notes payable and interest to common stock	0	0	4,278,518
Common shares of Laurier issued in reverse merger transaction	0	0	110
Issuance of warrants in connection with private placement of convertible preferred units	0	0	3,340,421
Issuance of warrants in connection with private placement of convertible debentures	12,973,055	0	12,973,055
Issuance of common stock pursuant to placement agent agreement	43,500	0	43,500
Preferred stock dividends settled in common stock	$ 0	$ 319,074	$ 319,074